Other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other long-term liabilities
Schedule of other long-term liabilities

		As at December 31,
	Notes	2021	2022	2022
		RMB	RMB	US$
Accrued unrecognized tax benefits & surcharge	i)	75,347	60,299	8,743
Lease deposit received from hospital		2,000	2,000	290
Convertible Note	ii)	20,000	20,000	2,900
Others		1,254	1,785	259
		98,601	84,084	12,192
i)	The amounts of unrecognized tax benefit are based on the recognition and measurement criteria of ASC Topic 740. The balance is presented as non-current liability in the consolidated financial statements as at December 31, 2022 due to the fact that the Group does not anticipate payments of cash within one year. The Group recorded accrued unrecognized tax benefits & surcharge amounting to RMB75,347 and RMB60,299 (US$8,743) (note 27) as of December 31, 2021 and 2022, respectively.

ii)	Convertible Note

In December 2021, Healthingkon, a subsidiary of the Company, issued RMB20.0 million convertible note (“2021 Convertible Note”) to a single investor. Healthingkon received proceeds of RMB20.0 million on December 7, 2021 with no issuance costs. The Convertible Note bear interest of 4.75% per annum and have terms of 5 years upon the receipt of the principal. As of December 31, 2022, 2021 Convertible Note has not been paid or converted into ordinary shares of Healthingkon.